Financial assets - Narrative (Details) € in Billions	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	€ 2.9
Financial receivables
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1.1
Financial assets at amortised cost | Financial securities
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	€ 1.9